Segment Financial Data (Disaggregation of Revenue) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from External Customer [Line Items]
Revenues	$ 11,694	$ 11,373	$ 11,329	$ 10,953	$ 10,121	$ 8,412	$ 8,333	$ 7,836	$ 45,349	$ 34,701	$ 29,713
Product [Member]
Revenue from External Customer [Line Items]
Revenues									32,998	24,141	21,119
Service [Member]
Revenue from External Customer [Line Items]
Revenues									12,351	10,560	8,594
Eliminations and other [Member]
Revenue from External Customer [Line Items]
Revenues									(1,571)	(1,330)	(1,138)
Pratt and Whitney [Member]
Revenue from External Customer [Line Items]
Revenues									20,892	19,397	16,160
Pratt and Whitney [Member] | Product [Member]
Revenue from External Customer [Line Items]
Revenues									12,977	11,410
Pratt and Whitney [Member] | Service [Member]
Revenue from External Customer [Line Items]
Revenues									7,915	7,987
Collins Aerospace Systems [Member]
Revenue from External Customer [Line Items]
Revenues									26,028	16,634	14,691
Collins Aerospace Systems [Member] | Product [Member]
Revenue from External Customer [Line Items]
Revenues									21,440	13,915
Collins Aerospace Systems [Member] | Service [Member]
Revenue from External Customer [Line Items]
Revenues									4,588	2,719
Total Segments [Member]
Revenue from External Customer [Line Items]
Revenues									46,920	36,031	$ 30,851
Total Segments [Member] | Product [Member]
Revenue from External Customer [Line Items]
Revenues									34,417	25,325
Total Segments [Member] | Service [Member]
Revenue from External Customer [Line Items]
Revenues									12,503	10,706
Commercial Aerospace [Member]
Revenue from External Customer [Line Items]
Revenues									33,521
Commercial Aerospace [Member] | Pratt and Whitney [Member]
Revenue from External Customer [Line Items]
Revenues									14,516	14,027
Commercial Aerospace [Member] | Collins Aerospace Systems [Member]
Revenue from External Customer [Line Items]
Revenues									19,005	12,564
Commercial Aerospace [Member] | Total Segments [Member]
Revenue from External Customer [Line Items]
Revenues										26,591
Commercial and industrial, non aerospace [Member]
Revenue from External Customer [Line Items]
Revenues									153
Commercial and industrial, non aerospace [Member] | Pratt and Whitney [Member]
Revenue from External Customer [Line Items]
Revenues									102	55
Commercial and industrial, non aerospace [Member] | Collins Aerospace Systems [Member]
Revenue from External Customer [Line Items]
Revenues									51	60
Commercial and industrial, non aerospace [Member] | Total Segments [Member]
Revenue from External Customer [Line Items]
Revenues										115
Military aerospace [Member]
Revenue from External Customer [Line Items]
Revenues									13,246
Military aerospace [Member] | Pratt and Whitney [Member]
Revenue from External Customer [Line Items]
Revenues									6,274	5,315
Military aerospace [Member] | Collins Aerospace Systems [Member]
Revenue from External Customer [Line Items]
Revenues									$ 6,972	4,010
Military aerospace [Member] | Total Segments [Member]
Revenue from External Customer [Line Items]
Revenues										$ 9,325